Share capital	3 Months Ended
Jan. 31, 2022
Text block [abstract]
Share capital
Note
8
.    Share capital
Common shares

$ millions, except number of shares, for the three months ended		2022 Jan. 31		2021 Oct. 31		2021 Jan. 31
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount

Balance at beginning of period	450,827,976	$ 14,351	450,081,727	$14,252	447,085,329	$13,908
Issuance pursuant to:
Equity-settled share-based compensation plans (1)	538,339	59	287,793	31	294,626	29
Shareholder investment plan	226,515	36	229,288	34	294,164	32
Employee share purchase plan	266,370	40	232,103	34	346,076	38
	451,859,200	$ 14,486	450,830,911	$14,351	448,020,195	$14,007
Purchase of common shares for cancellation	(900,000)	(29)	–	–	–	–
Treasury shares	2,115	–	(2,935)	–	(170,590)	(16)
Balance at end of period	450,961,315	$ 14,457	450,827,976	$14,351	447,849,605	$13,991
(1)	Includes the settlement of contingent consideration related to prior acquisitions.
Share split
In February 2022, CIBC’s Board of Directors approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares to be effected through an amendment to CIBC’s by-laws. The Share Split is subject to the approval of CIBC shareholders at the Annual and Special Meeting of Shareholders scheduled to be held on April 7, 2022 and to the requirements of the Toronto Stock Exchange and New York Stock Exchange. If approved by CIBC shareholders and the stock exchanges and implemented by CIBC’s Board, each shareholder of record at the close of business on May 6, 2022 (Record Date) will receive one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date.
Normal course issuer bid
On December 9, 2021, we announced that the Toronto Stock Exchange had accepted the notice of our intention to commence a normal course issuer bid. Purchase
s
under this bid will be completed upon the earlier of: (i) CIBC purchasing 10 million common shares; (ii) CIBC providing a notice of termination; or (iii) December 12, 2022. 900,000 common shares have been purchased and cancelled during the quarter at an average price of $148.86 for a total amount of $134 million.
Regulatory capital, leverage and total loss absorbing capacity ratios
Our capital, leverage and total loss absorbing capacity (TLAC) ratios are presented in the table below:

$ millions, as at		2022 Jan. 31	2021 Oct. 31

Common Equity Tier 1 (CET1) capital (1)		$34,796	$33,751
Tier 1 capital (1)	A	39,139	38,344
Total capital (1)		44,568	44,202
Total risk-weighted assets (RWA)	B	284,226	272,814
CET1 ratio		12.2%	12.4%
Tier 1 capital ratio		13.8%	14.1%
Total capital ratio		15.7%	16.2%
Leverage ratio exposure (2)	C	$906,566	$823,343
Leverage ratio	A/ C	4.3%	4.7%
TLAC available	D	$82,510	$76,701
TLAC ratio	D/B	29.0%	28.1%
TLAC leverage ratio	D/C	9.1%	9.3%
(1)
Includes the impact of the ECL transitional arrangement announced by OSFI on March 27, 2020. The transitional arrangement results in a portion of ECL allowances that would otherwise be included in Tier 2 capital qualifying for inclusion in CET1 capital. The amount is subject to certain adjustments and limitations until the end of fiscal 2022.

(2)
The temporary exclusion of qualifying sovereign-issued securities from the leverage ratio exposure measure in response to the onset of the COVID-19 pandemic was no longer applicable beginning in the first quarter of 2022. Central bank reserves continue to be excluded from the measure.

Our regulatory
capital ratios are determined in accordance with
the
Capital Adequacy Requirements Guideline issued by OSFI, which are based on the capital standards developed by the Basel Committee on Banking Supervision.

CIBC has been designated by OSFI as a domestic systemically important bank
(D-SIB)
in Canada, and is subject to a CET1 surcharge equal to
1.0
% of RWA. OSFI also expects
D-SIBs
to hold a Domestic Stability Buffer (DSB) of
2.5
% effective October 31, 2021, reflecting the highest DSB requirement under OSFI capital requirements. This results in current targets, including all buffer requirements, for CET1, Tier
1
, and Total capital ratios of
10.5
%,
12.0
%, and
14.0
%
respectively. These targets may be higher for certain institutions at OSFI’s discretion.
To supplement risk-based capital requirements, OSFI expects federally regulated deposit-taking institutions to have a leverage ratio, which is a
non-risk-based capital metric, that meets or exceeds 3.0%. This minimum may be higher for certain institutions at OSFI’s discretion.
OSFI also requires D-SIBs to maintain a supervisory target TLAC ratio (which builds on the risk-based capital ratios) and a minimum TLAC leverage ratio (which builds on the leverage ratio). OSFI expects D-SIBs to have a minimum risk-based TLAC ratio of 21.5% plus the then applicable DSB requirement (2.5% as noted above), and a minimum TLAC leverage ratio of 6.75%, beginning in the first quarter of fiscal 2022.
During the quarter ended January 31, 2022, we have complied with OSFI’s regulatory capital, leverage ratio, and TLAC requirements.